OUTSTANDING WARRANTS (Details)					1 Months Ended				6 Months Ended		12 Months Ended			24 Months Ended
	Nov. 01, 2014	Oct. 06, 2014 USD ($) shares	Oct. 01, 2014 USD ($) $ / shares shares	Jul. 21, 2014 shares	Jun. 30, 2015 USD ($) $ / shares shares	May. 31, 2015 $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 shares	Dec. 31, 2010 $ / shares shares
OUTSTANDING WARRANTS (Details) [Line Items]
Warrants, Increase (Decrease), Net									(324,620)
Class of Warrant or Rights, Granted				300,000			40,000		453,380		12,256,953	707,860
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 0.38	$ 0.20
Stock Issued During Period, Shares, New Issues					16,900	50,000			1,199,900
Proceeds from Issuance or Sale of Equity (in Dollars) | $					$ 1,690		$ 5,000				$ 2,084,115
Warrants, Term of Warrants						4 years
Debt Conversion, Original Debt, Amount (in Dollars) | $									$ 65,000	$ 20,000	474,477
Warrants, Fair Value of Warrants, Granted (in Dollars) | $									$ 19,164	0	$ 0	$ 0
Class of Warrant or Rights, Expired											460,000	0
Class of Warrant or Rights, Exercised									538,000
Proceeds from Warrant Exercises (in Dollars) | $							$ 8,000		$ 107,600	$ 0	$ 44,000	$ 0
Common Stock to be Issued, Shares					30,000				30,000		300,000	15,000
Stock Issued During Period, Shares, Issued for Services											600,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $											$ 60,000
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars) | $											$ 209,576
Class of Warrant or Rights Exercisable					14,972,175				14,972,175		15,616,795	11,049,842
Class of Warrant or Rights, Warrants Exercisable, Fair Value (in Dollars) | $											$ 42,231
Class of Warrant or Rights, Weighted Average Exercise Price of Warrants or Rights, Exercised (in Dollars per share) | $ / shares									$ 0.20
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $												$ 19,100
Private Placement [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											707,860	693,860	3,490,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 0.10	$ 0.10
Stock Issued During Period, Shares, New Issues												3,469,300
Warrants, Term of Warrants											4 years	4 years
Series B Preferred Stock [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted												3,000,000		3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares														$ 0.20
Stock Issued During Period, Shares, New Issues														375,000
Warrants, Term of Warrants												4 years
Warrants, Fair Value of Warrants, Granted (in Dollars) | $												$ 120,000
Stock and Warrants Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues									150,000
Proceeds from Issuance or Sale of Equity (in Dollars) | $									$ 15,000
Warrants Issued in Connection with Debt Conversion [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									65,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 0.40				$ 0.40
Warrants, Term of Warrants									4 years
Debt Conversion, Original Debt, Amount (in Dollars) | $									$ 65,000
Equity Issued for Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 0.10
Warrants, Term of Warrants											4 years
Stock Issued During Period, Shares, Issued for Services											600,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $											$ 60,000
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars) | $											31,835
Non-Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options (in Dollars) | $											28,165
Increase (Decrease) in Other Accounts Payable and Accrued Liabilities (in Dollars) | $											31,835
Increase (Decrease) in Prepaid Expenses, Other (in Dollars) | $											$ 28,165
Shares Issued, Price Per Share (in Dollars per share) | $ / shares											$ 0.10
Equity Issued for Services [Member] | Consulting Agreement with Public Relations Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					0.22				$ 0.22
Warrants, Term of Warrants									5 years
Class of Warrant or Right, Vesting Terms									The warrants shall vest on a 1/12th basis during a twelve-month period.
Warrants, Fair Value of Warrants, Granted (in Dollars) | $									$ 52,639
Equity Issued for Services [Member] | Consulting Agreement with Advisory Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											45,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 0.10
Class of Warrant or Right, Vesting Terms											The warrants vest in tranches of 15,000 per qualifying event
Warrants, Fair Value of Warrants, Granted (in Dollars) | $											$ 17,453
Warrants Expired [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					0.20				$ 0.20
Class of Warrant or Rights, Expired									240,000
Number of Warrant Holders									7
Equity Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											4,378,620
Stock Issued During Period, Shares, New Issues											21,243,100
Proceeds from Issuance or Sale of Equity (in Dollars) | $											$ 2,124,310
Warrants, Term of Warrants											4 years
Payments of Stock Issuance Costs (in Dollars) | $											$ 40,195
Stock to be issued [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted								120,000			30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 0.20			$ 0.10
Proceeds from Issuance or Sale of Equity (in Dollars) | $								$ 24,000			$ 16,500
Common Stock to be Issued, Shares											165,000
Warrants to be Issued											33,000
Equity Issued for Consulting Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											7,258,333
Shares Issued, Price Per Share (in Dollars per share) | $ / shares											$ 0.10
Number of Consultants											2
Agreement, Term											5 years
Class of Warrant or Rights Exercisable											503,333
Stock Issued for Exercise of Warrants [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Expired											475,000
Class of Warrant or Rights, Exercised											460,000
Proceeds from Warrant Exercises (in Dollars) | $									$ 99,600		$ 44,000
Warrants to be Issued											120,000
Class of Warrant or Rights, Weighted Average Exercise Price of Warrants or Rights, Exercised (in Dollars per share) | $ / shares											$ 0.15
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $											$ 68,000
Stock Issued During Period, Shares, Conversion of Convertible Securities									498,000		340,000
Warrants Exercisable at $0.10 [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Warrants, Term of Warrants									4 years
Warrants Exercisable at $0.10 [Member] | Stock and Warrants Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					0.10				$ 0.10
Stock Issued During Period, Shares, New Issues									150,000
Proceeds from Issuance or Sale of Equity (in Dollars) | $									$ 15,000
Warrants Exercisable at $0.19 [Member] | Stock and Warrants Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									3,380
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					0.19				$ 0.19
Stock Issued During Period, Shares, New Issues									16,900
Proceeds from Issuance or Sale of Equity (in Dollars) | $									$ 1,690
Warrants, Term of Warrants									4 years
Consulting Agreement with Advisory Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Agreement, Term				6 months
Class of Warrant or Rights, Warrants Exercisable, Fair Value (in Dollars) | $			$ 83,673
Consulting Agreement with Advisory Services [Member] | Equity Issued for Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted			200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.10
Warrants, Term of Warrants			5 years
Stock Issued During Period, Shares, Issued for Services		125,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $		$ 52,500
Consulting Agreement with Financial Advisory and Investment Banker Services [member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted		2,375,000
Agreement, Term	6 months	6 months
Consulting Agreement with Financial Advisory and Investment Banker Services [member] | Equity Issued for Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted			200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.10
Warrants, Term of Warrants			5 years
Stock Issued During Period, Shares, Issued for Services		2,375,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $		$ 997,500
Class of Warrant or Rights, Warrants Exercisable, Fair Value (in Dollars) | $			$ 83,673
Minimum [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					0.10				$ 0.10
Minimum [Member] | Equity Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 0.10
Maximum [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 0.45				$ 0.45
Maximum [Member] | Equity Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 0.45